                (Letterhead of Morgan Stanley DW Inc.)

                                        Rule 497(j)
                                        Reg. No. 333-62310


Pursuant to Rule 497 (j) promulgated under the Securities
Act of 1933, the Registrant, Morgan Stanley Select Equity Trust
The Competitive Edge Best Ideas Portfolio Series 2001-3 hereby certifies as follows:

1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                         MORGAN STANLEY SELECT EQUITY TRUST
                         THE COMPETITIVE EDGE BEST IDEAS
                         PORTFOLIO SERIES 2001-3
                         (Registrant)

                         By:  Morgan Stanley DW Inc.


                              /s/Michael Browne
                              Michael Browne
                              Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549